091-12092fu

For Internal Use Only	RECEIVED	Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:

2011 APR 22 PM 5:31

SEC / MR

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM [redacted]

11031291

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Corporation

3. Class of New Derivative Securities Product:

Index-Linked Securities

4. Name of Underlying Instrument:

The Barclays Capital Coffee Pure Beta TR Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

CAFE

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

ICE

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet L. McGinness

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

Janet McGinness

April 21, 2011

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 22 2011

Janet L. McGinness
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
jmcginness@nyx.com

NYSE Arca

RECEIVED
2011 APR 22 PM 5:29
SEC

Via Overnight Mail

April 21, 2011

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – iPath® Commodity Index ETNs (19 ETNs)

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- iPath® Pure Beta Aluminum ETN (FOIL)
- iPath® Pure Beta Cocoa ETN (CHOC)
- iPath® Pure Beta Coffee ETN (CAFÉ)
- iPath® Pure Beta Copper ETN (CUPM)
- iPath® Pure Beta Cotton ETN (CTNN)
- iPath® Pure Beta Crude Oil ETN (OLEM)
- iPath® Pure Beta Lead ETN (LEDD)
- iPath® Pure Beta Nickel ETN (NINI)
- iPath® Pure Beta Sugar ETN (SGAR)
- iPath® Pure Beta Broad Commodity ETN (BCM)
- iPath® Pure Beta Agriculture ETN (DIRT)
- iPath® Pure Beta Energy ETN (ONG)
- iPath® Pure Beta Grains ETN (WEET)
- iPath® Pure Beta Industrial Metals ETN (HEVY)
- iPath® Pure Beta Livestock ETN (LSTK)
- iPath® Pure Beta Precious Metals ETN (BLNG)
- iPath® Pure Beta Softs ETN (GRWN)
- iPath® Pure Beta S&P GSCI®-Weighted ETN (SBV)
- iPath® Seasonal Natural Gas ETN (DCNG)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet McGinness

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 22 2011